SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION

(11) SHARE-BASED COMPENSATION

Stock options

In April 2001, the Company adopted a stock option plan (the “2001 Plan”) pursuant to which the Company’s Board of Directors may grant stock options to selected directors, officers, key employees and consultants of the Group. The 2001 Plan authorizes the Company to grant options to purchase up to 4,000,000 ordinary shares. On August 26, 2003, the Company increased the number of ordinary shares authorized to be issued under the 2001 Plan to 5,500,000.

In July 2004, the Company adopted a stock and annual incentive plan (the “2004 Plan”) that allows the Board of Directors to grant stock options, stock appreciation rights, restricted stock or performance units to officers, employees, directors or consultants of the Group to purchase up to an aggregate of 4,000,000 shares of ordinary shares. On December 13, 2006, the Company amended the 2004 Plan to allow grant of performance units to non-employees under the 2004 Plan.

In May 2009, the Company adopted a stock and annual incentive plan (the “2009 Plan”) that allows the Board of Directors to grant stock options, stock appreciation rights, restricted stock or performance units to officers, employees, directors or consultants of the Group to purchase up to an aggregate of 3,000,000 ordinary shares. On December 30, 2009, the 2009 Plan was amended to allow equity grants to members of the Company’s Board of Directors. On March 17, 2011, the Company increased the number of ordinary shares authorized to be issued under the 2009 Plan to 6,000,000.

The options under the 2001 Plan expire in ten years and options under the 2004 Plan expire in five or ten years, and generally vest and become exercisable ratably over three to five years from the date of grant.

The options under the 2009 Plan generally have a contractual life of five years and vest and become exercisable over three to four years from the date of grant.

Assumptions used to determine the fair value of stock options granted during 2009, 2010 and 2011 are summarized in the following table.

	For the year ended December 31,
	2009		2010		2011
Weighted average grant date fair value per share	US$	1.08	US$	2.20	US$	2.38
Expected volatility		43%		49%		52%
Expected dividends		—		—		—
Expected life		3.55 years		2.92 years		2.71 years
Risk-free interest rate (per annum)		1.88%		1.15%		0.93%

The total fair value of shares vested during the years ended December 31, 2009, 2010 and 2011 is RMB1,673,140, RMB4,335,267 and RMB10,069,531 (US$1,599,887), respectively.

A summary of stock options activity under the 2001 Plan for the year ended December 31, 2011 is as follows:

	Number of Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term	Aggregated Intrinsic Value (In thousands)
Outstanding at December 31, 2010	1,577,959	US$	0.63
Exercised	(1,553,104)	US$	0.62
Forfeited	(3)	US$	0.62

Outstanding at December 31, 2011	24,852	US$	1.53	2.00 years	US$	149

Vested at December 31, 2011	24,852	US$	1.53	2.00 years	US$	149

Exercisable at December 31, 2011	24,852	US$	1.53	2.00 years	US$	149

A summary of stock options activity under the 2004 Plan for the year ended December 31, 2011 is as follows:

	Number of Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term	Aggregated Intrinsic Value (In thousands)
Outstanding at December 31, 2010	1,150,202	US$	6.27
Granted	—	US$	—
Exercised	(430,280)	US$	4.92
Forfeited	(13,000)	US$	6.53

Outstanding at December 31, 2011	706,922	US$	7.08	6.87 years	US$	840

Vested and expected to vest at December 31, 2011	585,748	US$	7.20	6.98 years	US$	638

Exercisable at December 31, 2011	270,803	US$	6.43	6.27 years	US$	427

A summary of stock options activity under the 2009 Plan for the year ended December 31, 2011 is as follows:

	Number of Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term	Aggregated Intrinsic Value (In thousands)
Outstanding at December 31, 2010	2,150,497	US$	4.54
Granted	2,903,500	US$	7.00
Exercised	(362,668)	US$	4.27
Forfeited	(1,033,580)	US$	5.91

Outstanding at December 31, 2011	3,657,749	US$	6.14	3.72 years	US$	5,372

Vested and expected to vest at December 31, 2011	3,307,366	US$	6.10	3.70 years	US$	4,974

Exercisable at December 31, 2011	458,519	US$	4.22	2.73 years	US$	1,513

The aggregated intrinsic value of stock options outstanding and exercisable at December 31, 2011 was calculated based on the closing price of the Company’s ordinary shares on December 30, 2011 of US$15.03 per ADS (equivalent to US$7.515 per share). The total intrinsic value of stock options exercised during the years ended December 31, 2009, 2010 and 2011 was US$0.1 million, US$8.2 million and US$15.3 million, respectively.

As of December 31, 2011, there was a total of RMB46,612,000 unrecognized compensation cost related to unvested stock options to be recognized over a weighted-average remaining vesting period of 2.75 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

Expedia Options

On August 4, 2004, in connection with the sale of the Series B preferred shares, the Company issued to Expedia Asia Pacific an option to purchase 711,429 ordinary shares at an exercise price of US$5.25 per share. The option mirrors the terms and conditions of the 1.66 million options granted to certain of the Company’s employees and officers under the 2004 Plan. The option becomes exercisable by Expedia Asia Pacific each time any such officer or employee exercises any of such 1.66 million options. In 2011, Expedia Asia Pacific exercised options to purchase 144,107 ordinary shares. As of December 31, 2011, 707,143 of the options had been exercised, forfeited or expired as a result of the exercise, forfeiture or expiration of the options of the relevant eLong employees. As of December 31, 2011, Expedia Asia Pacific held an option to purchase up to 4,286 ordinary shares.

The following table presents a summary of the Company’s stock options (excluding the options granted to Expedia Asia Pacific) outstanding and exercisable at December 31, 2011:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares	Weighted Average Price Per Share	Weighted Average Remaining Contractual Life (Years)	Shares	Weighted Average Exercise Price
$ 0.10 – $ 2.00	24,855	$1.53	2.00	24,855	$1.53
$ 2.01 – $ 4.00	654,541	$3.21	2.57	299,279	$3.25
$ 4.01 – $ 6.00	956,300	$5.54	3.46	294,354	$5.35
$ 6.01 – $ 8.00	2,237,678	$6.84	4.18	34,143	$6.72
$ 8.01 – $10.00	416,762	$8.83	8.76	100,829	$8.82
$10.01 – $12.00	99,390	$10.66	4.57	717	$10.46

$ 0.10 – $12.00	4,389,526	$6.26	4.22	754,177	$4.92

Performance Units

Performance units are rights to receive the Company’s ordinary shares, or in the case of grants to our non-employee directors, a cash award linked to the Company’s ordinary share value. Performance units generally vest ratably over a five-year period or over a three-year period in the case of grants to our non-employee directors, are not entitled to dividends or voting rights, and are converted to ordinary shares upon vesting on a one-for-one basis. When the performance unit grants are settled in cash, the cash amount is set at the equivalent of the fair market value of the number of the Company’s ordinary shares that the grantee would have received on a particular vesting date, had the grant been settled in shares.

The cost of the performance unit awards is determined using the fair value (based on the fair value of the underlying ordinary shares on the trading date immediately preceding the grant date for performance units awarded under the 2004 Plan, and the grant date, or if the grant date is not a trading day then the immediately proceeding trading date, for performance units awarded under the 2009 Plan) of the Company’s ordinary shares, net of expected forfeitures. Compensation cost for the performance units issued in shares is recognized on a straight-line basis over the vesting term.

As of December 31, 2010 and 2011, the balance for the cash settled performance units of RMB617,510 and RMB1,004,262, respectively, has been included in “accrued expenses and other current liabilities” and is revalued every reporting period with changes in fair value recorded as share-based compensation cost.

A summary of equity-settled performance units activity under the 2004 Plan for the year ended December 31, 2011 is as follows:

	Number of Shares	Weighted average grant date fair value
Balance at December 31, 2010	850,546	US$	4.11
Settled	(293,050)	US$	4.11
Forfeited	(215,174)	US$	4.26

Balance at December 31, 2011	342,322	US$	4.01

A summary of equity-settled performance units activity under the 2009 Plan for the year ended December 31, 2011 is as follows:

	Number of Shares	Weighted average grant date fair value
Balance at December 31, 2010	—	US$	—
Granted	127,144	US$	10.44
Forfeited	(15,000)	US$	11.98

Balance at December 31, 2011	112,144	US$	10.23

A summary of cash-settled performance units activity under the 2004 Plan for the year ended December 31, 2011 is as follows:

Number of Shares
Balance at December 31, 2010	72,712
Granted	20,490
Settled	(21,030)
Forfeited	(15,486)

Balance at December 31, 2011	56,686

Share-based compensation expense for the years ended December 31, 2009, 2010 and 2011 is included in the following expenses as follows:

	For the year ended December 31,
	2009	2010	2011
Cost of services	837,280	1,192,063	1,374,392
Service development	3,130,644	6,533,851	7,625,962
Sales and marketing	1,974,556	3,394,531	3,619,997
General and administrative	5,297,425	7,423,123	9,302,013

Total	11,239,905	18,543,568	21,922,364